Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Liabilities Measurement on Fair Value Recurring Basis
The Company’s financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liabilities	$—	$—	$11,097	$11,097

Total fair value	$—	$—	$11,097	$11,097

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liabilities	$—	$—	$32,308	$32,308

Total fair value	$—	$—	$32,308	$32,308

The Company’s financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liabilities (Restated)	$—	$—	$32,308	$32,308

Total fair value	$—	$—	$32,308	$32,308

Summary of Changes in Fair Value Liabilities Attributable to Both Observable and Unobservable
The following table presents changes in Level 3 liabilities measured at fair value for the six-month
period ended June 30, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs (in thousands).

Warrant Liability
Balance – January 1, 2021	$32,308
Reclassification of warrant liabilities due to warrant exercises	(2,503)
Change in fair value	(18,708)

Balance – June 30, 2021	$11,097

Summary of Weighted Average Significant Unobservable Inputs Level 3 Inputs Used in Measuring The Company's Warrant Liabilities
A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities that are categorized within Level 3 of the fair value hierarchy as of June 30, 2021 and December 31, 2020 is as follows:

	As of June 30, 2021	As of December 31, 2020
Stock price	$12.99	$20.91
Exercise price	$11.50	$11.50
Option term (years)	4.5	5.0
Volatility (annual)	29.4%	29.4%
Risk-free rate	0.8%	0.4%
Dividend yield (per share)	0%	0%

Summary of Changes in Level 3 Warrant liabilities measured at fair value
The following table presents changes in Level 3 liabilities measured at fair value for the period ended March 31, 2020. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs (in thousands).

Warrant Liability
Balance—December 23, 2020	$27,172
Change in fair value	5,136

Balance—December 23, 2020	$32,308

Summary of Fair Value Of Private Warrants was Remeasured Based on the Assumptions
The following weighted average assumptions were used as inputs to the Black-Scholes option valuation model in determining the estimated grant-date fair value of the Company’s stock options granted during the six months ended June 30, 2021:

For the six months ended June 30, 2021
Exercise price	$19.02
Expected term (years)	5.9
Volatility (annual)	75.5%
Risk-free rate	0.9%
Dividend yield (per share)	0%

The following weighted average assumptions were used as inputs to the Black-Scholes option valuation model in determining the estimated grant-date fair value of the Company’s stock options granted during the year ended December 31, 2020:

December 31, 2020
Exercise price	$19.00
Expected term (years)	5.5
Volatility (annual)	75.5%
Risk-free rate	0.4%
Dividend yield (per share)	0%

Private Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Fair Value Of Private Warrants was Remeasured Based on the Assumptions
As of December 31, 2020, the fair value of these private warrants was re-measured
based on the following assumptions:

As of December 31, 2020
Exercise Price	$11.50
Option term (in years)	5
Volatility	29.4%
Risk-free interest rate	0.4%
Expected dividends	—